February 29, 2016, as amended March 14, 2016 and December 7, 2016

Summary Prospectus
Calamos Total Return Bond Fund
NASDAQ Symbol: CTRAX – Class A CTXBX – Class B CTRCX – Class C

Before you invest, you may want to review the Fund’s prospectus and statement of additional information, which contain more information about the Fund and its risks. You can find the Fund’s prospectus, statement of additional information and other information about the Fund online at http://fundinvestor.calamos.com/FundLit. You can also get this information at no cost by calling 800.582.6959 or by sending an e-mail request to prospectus@calamos.com. The current prospectus and statement of additional information, both dated February 29, 2016, as amended March 14, 2016 and December 7, 2016 (and as each may be amended or supplemented), and the financial statements included in the Fund’s report to shareholders, dated October 31, 2015, are incorporated by reference into this summary prospectus.

Investment Objective

Calamos Total Return Bond Fund’s investment objective is to seek total return, consistent with preservation of capital and prudent investment management.

Fees and Expenses of the Fund

The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Calamos Funds. More information about these and other discounts is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 106 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 61 of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment):
	CLASS A	CLASS B	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	3.50%	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
	CLASS A	CLASS B	CLASS C
Management Fees	0.55%	0.55%	0.55%
Distribution and/or Service Fees (12b-1)	0.25%	1.00%	1.00%
Other Expenses	0.32%	0.32%	0.32%
Total Annual Fund Operating Expenses	1.12%	1.87%	1.87%
Expense Reimbursement[1]	(0.22)%	(0.22)%	(0.22)%
Total Annual Fund Operating Expenses After Reimbursement	0.90%	1.65%	1.65%

1	The Fund’s investment advisor has contractually agreed to reimburse Fund expenses through March 1, 2017 to the extent necessary so that Total Annual Fund Operating Expenses (excluding taxes, interest, short interest, short dividend expenses, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, if any) of Class A, Class B and Class C are limited to 0.90%, 1.65% and 1.65% of average net assets, respectively.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem your shares at the end of the reflected time periods. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested, that you pay a maximum initial or contingent deferred sales charge and that the Fund’s operating expenses remain the same (except for the ten-year amounts for Class B shares, which reflect the conversion of Class B shares to Class A shares in years nine and ten). Although your actual performance and costs may be higher or lower, based on these assumptions, your costs would be:

	REDEMPTION			NO REDEMPTION
	A	B	C	A	B	C
1 Year	463	518	268	463	168	168
3 Years	697	766	566	697	566	566
5 Years	948	1,116	991	948	991	991
10 Years	1,668	1,976	2,173	1,668	1,976	2,173

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 80.0% of the average value of its portfolio.

Principal Investment Strategies

The Fund seeks total return through income earned on the Fund’s investments, plus capital appreciation. The Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its net assets (plus any borrowings) in a diversified portfolio

TRBPRO 12/16

Calamos Total Return Bond Fund

of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to fixed-income instruments. The fixed-income instruments in which the Fund may invest include: securities issued by the U.S. Government, its agencies or government-sponsored enterprises; corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper; mortgage-related and other asset-backed securities; and obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises. The Fund may invest all of its assets in derivative instruments to gain or reduce exposure to particular securities or segments of the fixed-income markets.

The Fund’s dollar-weighted average portfolio duration (a measure of the approximate sensitivity of a fixed-income instrument’s value to changes in interest rate) normally varies within a range of three to six years based on the interest rate forecast of the Fund’s investment adviser. The Fund may invest up to 25% of its net assets in high yield debt securities, often referred to as “junk bonds.” Junk bonds are securities rated BB or lower by S&P, or Ba or lower by Moody’s or securities that are not rated but are considered by the Fund’s investment adviser to be of similar quality. The Fund may not acquire debt securities that are rated lower than C. The Fund may invest up to 35% of its net assets in foreign securities.

The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes.

Principal Risks

An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:

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Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities. Recent events in the fixed-income market may expose the Fund to heightened interest rate risk and volatility.

•

Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.

•

High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.

•

Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.

•

Mortgage-related and Other Asset-backed Securities Risk — In addition to general fixed-income instrument risks, mortgage-related and asset-backed securities are subject to extension risk and prepayment risk.

•

Extension Risk — Rising interest rates tend to extend the duration of mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility.

•

Prepayment Risk — When interest rates decline, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities because borrowers may pay off their mortgages sooner than expected. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

•

U.S. Government Security Risk — Some securities issued by U.S. Government agencies or government-sponsored enterprises are not backed by the full faith and credit of the U.S. and may only be supported by the right of the agency or enterprise to borrow from the U.S. Treasury. There can be no assurance that the U.S. Government will always provide financial support to those agencies or enterprises.

•

Foreign Securities Risk — Risks associated with investing in foreign securities include fluctuations in the exchange rates of foreign currencies that may affect the U.S. dollar value of a security, the possibility of substantial price volatility as a result of political and economic instability in the foreign country, less public information about issuers of securities, different securities regulation, different accounting, auditing and financial reporting standards and less liquidity than in U.S. markets.

•

Non-U.S. Government Obligation Risk — An investment in debt obligations of non-U.S. governments and their political subdivisions involves special risks that are not present in corporate debt obligations. The non-U.S. issuer of the sovereign debt or the non-U.S. governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due, and the Fund may have limited recourse in the event of a default. During periods of economic uncertainty, the market prices of sovereign debt may be more volatile than prices of debt obligations of U.S. issuers.

•

Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

•

Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.

•

Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

•

Derivatives Risk — Derivatives are instruments, such as futures and forward foreign currency contracts, whose value is derived from that of other assets, rates or indices. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or non-hedging purposes. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. The use of derivatives for non-hedging purposes may be considered more speculative than other types of investments. In addition, derivative instruments are subject to counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations. Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index, and the Fund could lose more than the principal amount invested.

Calamos Total Return Bond Fund

•

Futures and Forward Contracts Risk — Futures contracts provide for the future sale by one party and purchase by another of a specific asset at a specific time and price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. Futures and forward contracts are subject to counter party risk, meaning that the party who issues the derivatives may experience a significant credit event and may be unwilling or unable to make timely settlement payments or otherwise honor its obligations.

•

Rule 144A Securities Risk — The Fund may invest in securities that are issued and sold through transactions under Rule 144A of the Securities Act of 1933. Under the supervision of its board of trustees, the Fund will determine whether Rule 144A Securities are illiquid. If qualified institutional buyers are unwilling to purchase these Rule 144A Securities, the percentage of the Fund’s assets invested in illiquid securities would increase. Typically, the Fund purchases Rule 144A Securities only if the Fund’s adviser has determined them to be liquid. If any Rule 144A Security held by the Fund should become illiquid, the value of the security may be reduced and a sale of the security may be more difficult.

Fund Performance

The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.

CLASS A ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31

Best Quarter:	5.88% (12.31.08)	Worst Quarter:	-2.14% (6.30.08)

Average Annual Total Returns as of 12.31.15

The following table shows how the Fund’s average annual performance (before and after taxes) for the one- and five-year periods ended December 31, 2015 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class A shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

The after-tax returns are shown only for Class A shares, and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class A will vary from returns shown for Class A. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of Fund shares.

AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.15
	INCEPTION DATE OF CLASS	ONE YEAR	FIVE YEAR	SINCE INCEPTION
Class A	6.27.07
Load Adjusted Return Before Taxes		-2.64%	1.70%	4.02%
Load Adjusted Return After Taxes on Distributions		-4.13%	0.27%	2.49%
Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares		-1.25%	0.77%	2.56%
Class B	6.27.07
Load Adjusted Return Before Taxes		-2.99%	1.51%	3.77%
Class C	6.27.07
Load Adjusted Return Before Taxes		-0.56%	1.75%	3.72%
Barclays Capital U.S. Aggregate Bond Index		0.55%	3.25%	4.71%

Calamos Total Return Bond Fund

Investment Adviser

Calamos Advisors LLC

PORTFOLIO MANAGER/FUND TITLE (IF APPLICABLE)	PORTFOLIO MANAGER EXPERIENCE IN THE FUND	PRIMARY TITLE WITH INVESTMENT ADVISER
John P. Calamos, Sr. (President, Chairman)	since Fund’s inception	Chief Executive Officer, Global CIO
R. Matthew Freund	since November 2016	SVP, Sr. Co-Portfolio Manager
John Hillenbrand	7 years	SVP, Sr. Co-Portfolio Manager
Eli Pars	2 years	SVP, Sr. Co-Portfolio Manager
Jon Vacko	1 year	SVP, Sr. Co-Portfolio Manager
Jeremy Hughes	2.5 years	SVP, Co-Portfolio Manager
Chuck Carmody	since February 29, 2016	VP, Co-Portfolio Manager

Buying and Redeeming Fund Shares

Minimum Initial Investment

Classes A and C: $2,500/$500 for IRA

Minimum Additional Investment

Classes A and C: $50

To Place Orders

Please contact your broker or other intermediary, or place your order directly:

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Phone: 800.582.6959

Effective on July 31, 2009, the Fund no longer accepts purchases of Class B shares from new or existing investors, except from existing investors through the reinvestment of dividends and/or capital gain distributions in Class B shares of the same Fund or by exchange of existing Class B shares held in another Fund.

Transaction Policies

The Fund’s shares are redeemable. In general, investors may purchase, redeem, or exchange Fund shares on any day the New York Stock Exchange is open by written request (to the address noted above), by wire transfer, by telephone (at the number noted above), or through a financial intermediary. Orders to buy and redeem shares are processed at the next net asset value to be calculated only on days when the New York Stock Exchange is open for regular trading.

Tax Information

The Fund’s distributions will generally be taxable as ordinary income or capital gains, except when your investment is in an IRA, 401(k) or other tax-advantaged investment plan.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Click here to view the Fund’s statutory prospectus or statement of additional information.

2020 Calamos Court

Naperville, IL 60563-2787

800.582.6959

www.calamos.com

811-05443

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